Total
MONEY MARKET FUND
GuideStone Funds Money Market Fund
Investment Objective
The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable per share price of $1.00.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MONEY MARKET FUND	Institutional Class	Investor Class
Management fee	0.11%	0.11%
Other expenses	0.03%	0.31%
Total annual Fund operating expenses	0.14%	0.42%

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - MONEY MARKET FUND - USD ($)	Institutional Class	Investor Class
1 Year	$ 14	$ 43
3 Years	45	135
5 Years	79	235
10 Years	$ 179	$ 530

Principal Investment Strategies
  The Fund is a government money market fund. The Fund invests 99.5% or more of its total assets in:
  Debt securities issued or guaranteed as to principal or interest by the U.S. government, or by U.S. government agencies or instrumentalities;
  Repurchase agreements that are collateralized fully by cash items or U.S. Treasury and U.S. government securities; and
  Cash.
  The Fund expects, but does not guarantee, a constant net asset value (“NAV”) of $1.00 per share by valuing its portfolio securities at amortized cost. Fund affiliates have no obligation to make a capital infusion, enter into a capital support agreement or take other actions to prevent the NAV per share of the Fund from falling below $0.995.
  The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less and a dollar-weighted average life portfolio maturity of 120 calendar days or less.
  The Fund invests only in U.S. dollar-denominated securities and in instruments that mature in 397 calendar days or less from the date of purchase.
  The Fund may invest only in securities that comply with the quality, maturity, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, which regulates money market mutual funds, and other rules of the U.S. Securities and Exchange Commission (SEC).
  As a government money market fund, the Fund is not subject to liquidity fees or redemption gates, although the Board of Trustees (“Board”) of GuideStone Funds may elect to impose such fees or gates in the future. Should the Board elect to do so, such change would only become effective after shareholders were provided with specific advance notice of the change in the Fund’s policy and provided with the opportunity to redeem their shares in accordance with Rule 2a-7 before the policy change became effective.
  The Adviser may, in its sole discretion, maintain a temporary defensive position with respect to the Fund. Although not required to do so, the Adviser or its affiliate may waive or cause to be waived fees owed by the Fund, in attempt to maintain a stable $1.00 NAV per share.
  The Fund uses one or more Sub-Advisers to manage its portfolio under the oversight of the Adviser. The Adviser recommends sub-adviser selections to the Board based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio while minimizing risk to the extent possible.
  The Fund may not invest in any company that is publicly recognized, as determined by GuideStone Financial Resources of the Southern Baptist Convention (“GuideStone Financial Resources”), as being in the alcohol, tobacco, gambling, pornography or abortion industries, or any company whose products, services or activities are publicly recognized as being incompatible with the moral and ethical posture of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions.

Principal Investment Risks
An investment in the Fund involves risks that can significantly affect the Fund’s performance, including Money Market Risk, Repurchase Agreement Risk, Risks Associated With Holding Cash, U.S. Government Securities Risk and Interest Rate Risk. Descriptions of these and other principal risks of investing in the Fund are provided below.
  You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
  Controlling Voting Interest Risk: In accordance with GuideStone Funds’ governing documents, GuideStone Financial Resources will, at all times, directly or indirectly control the vote of at least 60% of the outstanding shares of GuideStone Funds. This means that GuideStone Financial Resources will control the vote on any matter that requires the approval of a majority of the outstanding shares of GuideStone Funds.
  Credit Risk: There is a risk that the issuer of a fixed income investment owned by the Fund may fail to pay interest or even principal due in a timely manner or at all. The value of a security held by the Fund may decline if the security's credit quality, or that of the security's issuer or provider of credit support, is downgraded or credit quality otherwise falls.
  Faith-Based Investing Risk: The Fund invests in accordance with the faith-based investment restrictions of GuideStone Financial Resources. The Fund may not be able to take advantage of certain investment opportunities due to these restrictions, which may adversely affect investment performance.
  Interest Rate Risk: A sharp rise in interest rates could cause the value of the Fund’s investments and its share price to drop. A low interest rate environment may prevent the Fund from providing a positive yield or impair the Fund's ability to maintain a stable $1.00 NAV per share. Recent events in the fixed income market may expose the Fund to heightened interest rate risk and volatility. Changes in interest rates also may change the resale value of the instruments held in the Fund’s portfolio. When interest rates decline, issuers may prepay higher-yielding securities held by the Fund, resulting in the Fund reinvesting in securities with lower yields, which may cause a decline in its income. When interest rates go up, the market values of previously issued money market instruments generally decline and may have an adverse effect on the Fund’s ability to maintain a stable $1.00 share price. The Federal Reserve dropped interest rates three times in 2019. In March 2020, the Federal Reserve announced further cuts to the target range of the federal funds rate and a new round of quantitative easing. The Fund’s return will drop if short-term interest rates drop. There is no guarantee the Fund will maintain a positive yield. Any changes to monetary policy by the Federal Reserve or other regulatory actions may affect interest rates. Over time, the value of the Fund’s return may be eroded by inflation.
  Liquidity Risk: From time to time, certain securities held by the Fund may become less liquid in response to market developments or adverse credit events that may affect issuers or guarantors of a security. The Fund might not be able to sell a security promptly and at an acceptable price, which could have the effect of decreasing the overall level of the Fund’s liquidity and may have an adverse effect on the Fund’s ability to maintain a $1.00 per share price.
  Money Market Risk: Factors such as, but not limited to, an increase in interest rates, a decline in the credit quality of one or more issuers, large redemptions of the Fund’s shares or adverse market conditions impacting the trading or the value of money market instruments could cause the Fund’s share price to decrease below $1.00.
  Redemption Risk: The Fund may experience periods of heavy redemptions that could cause the Fund to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Fund’s performance.
  Repurchase Agreement Risk: The obligations of a counterparty to a repurchase agreement are not guaranteed. The Fund permits various forms of securities as collateral whose values fluctuate and are issued or guaranteed by the U.S. government. There are risks that a counterparty may default at a time when the collateral has declined in value, or a counterparty may become insolvent, which may affect the Fund’s right to control the collateral. Repurchase agreements are subject to credit risk. If the seller in a repurchase agreement transaction defaults on its obligations to repurchase a security, the Fund may suffer delays, incur costs and lose money in exercising its rights.
  Risks Associated with Holding Cash: As a government money market fund, the Fund will likely hold some of its assets in cash, which may negatively affect the Fund’s performance. Maintaining cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
  Sub-Adviser Risk: The performance of the Fund will depend on how successfully its Sub-Adviser pursues its investment strategies.
  U.S. Government Securities Risk: Securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)) are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and repayment of principal when held to maturity. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class and Institutional Class returns, averaged over certain periods of time, compare to the performance of a broad-based market index during the same periods.

The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the GuideStone Funds’ website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).

Prior to May 1, 2016, the Fund operated as a “prime money market fund,” and invested in certain types of securities that it is no longer permitted to hold. Consequently, the performance information below may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
Investor Class Annual Total Returns years ended 12/31

Best Quarter: 0.51% 6/2019	Worst Quarter: 0.00% 9/2015

Average Annual Total Returns as of 12/31/19
Average Annual Total Returns - MONEY MARKET FUND	One Year	Five Years	Ten Years
Investor Class	1.85%	0.78%	0.40%
Institutional Class	2.13%	0.99%	0.54%
ICE BofAML 0-3 Month U.S. T-Bill Index (reflects no deduction for fees, expenses or taxes)	2.21%	1.02%	0.54%